Earnings per share (Details) $ / shares in Units, shares in Millions, $ in Millions		1 Months Ended	12 Months Ended
		Dec. 31, 2015	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares
Net income
Net loss attributable to shareholders | $			$ (94.8)	$ (332.9)	$ 235.6
Effect of dilution | $			0.0	0.0	0.0
Diluted net income attributable to stockholders | $			$ (94.8)	$ (332.9)	$ 235.6
Weighted average shares outstanding
Weighted average number of common shares outstanding (in shares) | shares			24.1	24.0	22.8
Effect of dilution (in shares) | shares			0.0	0.0	0.0
Diluted numbers of shares (in shares) | shares			24.1	24.0	22.8
Earnings per share
Basic earnings per share (in dollars per share) | $ / shares	[1]		$ (3.93)	$ (13.86)	$ 10.35
Diluted earnings per share (in dollars per share) | $ / shares	[1]		$ (3.93)	$ (13.86)	$ 10.35
Share Capital
Earnings per share
Reverse stock split ratio		0.10

[1]	As a result of the stock split and capital reduction, the earnings per share has been retrospectively adjusted. Refer to Note 17 for more information.